Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (8,451,227)	$ (5,081,947)	$ (2,530,462)	$ (11,986,837)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	228,080	233,646	29,232	470,878
Depreciation expense	12,524	4,449		16,782
Non-cash lease expense	14,960	23,391		52,384
Changes in operating assets and liabilities:
Prepaid expenses			(128,000)	(509,342)
Prepaid expenses and other current assets	66,695	(1,556,399)
Accounts payable	(285,855)	41,146	865,901	(269,640)
Accrued payroll and related expenses			266,852	489,877
Accrued expenses	(145,856)	377,057	76,023	695,917
Operating lease liability	(16,752)	(18,349)		(50,592)
Accrued interest on Promissory Notes Payable & Convertible Note	36,920
Net cash used in operating activities	(8,540,511)	(5,977,006)	(1,420,454)	(11,090,573)
Cash flows from investing activities:
Purchase of property and equipment		(148,116)		(131,963)
Net cash used in investing activities		(148,116)		(131,963)
Cash flows from financing activities:
Proceeds from the Convertible Note	2,500,000
Repayment of the Convertible Note	(2,500,000)
Proceeds from the Business Combination, net of issuance costs	11,923,499
Proceeds from the PIPE Investment, net of issuance costs	7,262,219
Rollover Warrant exercise	5,074
Repurchase for the Forward Share Purchase Agreement exercise	(7,652,325)
Repayments of Promissory Notes Payable, including interest expense	(796,882)
Proceeds from Pre-Funded Warrants exercise	13
Proceeds from issuance of common stock, net of issuance costs		599,996	5,509,121	599,996
Proceeds from issuance of Series A Preferred Stock, net of issuance costs		3,499,997	403,733	3,499,997
Proceeds from issuance of Series A-1 Preferred Stock, net of issuance costs		3,904,872		3,904,872
Net cash provided by financing activities	10,741,598	8,004,865	5,912,854	8,004,865
Net increase in cash and cash equivalents	2,201,087	1,879,743
Net (decrease) increase in cash and cash equivalents			4,492,400	(3,217,671)
Cash and cash equivalents at beginning of period	1,274,729	4,492,400		4,492,400
Cash and cash equivalents at end of period	3,475,816	6,372,143	4,492,400	1,274,729
Supplemental disclosure of non-cash investing and financing activities:
Current liabilities assumed in the Business Combination	2,149,432
Deferred underwriting commissions assumed in the Business Combination	2,911,260
Conversion of Series A Preferred Stock to common stock	3,903,730
Conversion of Series A-1 Preferred Stock to common stock	3,578,197
Equity Issuance for fees in connection with the Business Combination	300
Issuance of Common Warrants in connection with the PIPE Investment	3,634,262
Issuance of Placement Agent Warrants in connection with the PIPE Investment	508,797
Premium Financing Agreement	$ 513,333
Acquisition of right-of-use asset through operating lease obligation		67,344		67,344
Issuance of warrants in connection with Series A-1 Preferred Stock		$ 326,675		$ 326,675